Share-based Payments (Tables)	3 Months Ended
Jun. 30, 2025
Share-based Payments [Abstract]
Schedule of Rsus with Service-based Conditions

The RSUs with service-based conditions vest over a service period ranging from ten months to three years.

	Number of shares	Weighted Average Grant Date Fair Value Per Share
Balance as of April 1, 2025	—	$—
Granted	3,834,430	5.42
Vested	—	—
Forfeited and cancelled	—	—
Balance as of June 30, 2025	3,834,430	5.42
	Number of shares	Weighted Average Grant Date Fair Value Per Share
Balan as of April 1, 2025	—	$—
Granted	285,419	3.15
Vested	—	—
Forfeited and cancelled	—	—
Balance as of June 30, 2025	285,419	3.15